Subsequent Event (Details) (Subsequent Event [Member], USD $)	1 Months Ended
	Jan. 31, 2014	Oct. 31, 2013
Subsequent Event [Member]
Subsequent Events [Line Items]
Non-recurring severance costs		$ 210,000
Short-term investment minimum	6,000,000	3,500,000